Long-Term Debt and Other Borrowing Arrangements	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt and Other Borrowing Arrangements
Long-Term Debt and Other Borrowing Arrangements
The carrying values of our long-term debt and other borrowing arrangements were as follows:

	December 31,
	2016	2015
	(In thousands)
Revolving credit agreement due 2018	$—	$50,000
Variable rate term loan due 2020	—	243,965
Senior subordinated notes:
4.125% Senior subordinated notes due 2026	209,081	—
5.25% Senior subordinated notes due 2024	200,000	200,000
5.50% Senior subordinated notes due 2023	529,146	553,835
5.50% Senior subordinated notes due 2022	700,000	700,000
9.25% Senior subordinated notes due 2019	5,221	5,221
Total senior subordinated notes	1,643,448	1,459,056
Total gross debt and other borrowing arrangements	1,643,448	1,753,021
Less unamortized debt issuance costs	(23,287)	(25,239)
Total net debt and other borrowing arrangements	1,620,161	1,727,782
Less current maturities of Term Loan	—	(2,500)
Long-term debt	$1,620,161	$1,725,282

Revolving Credit Agreement due 2018
Our revolving credit agreement provides a $400 million multi-currency asset-based revolving credit facility (the Revolver). The borrowing base under the Revolver includes eligible accounts receivable; inventory; and property, plant and equipment of certain of our subsidiaries in the U.S., Canada, Germany, the Netherlands, and the UK. In January 2015, we borrowed $200.0 million under the Revolver in order to fund a portion of the purchase price for the acquisition of Tripwire (see Note 3). We repaid $150.0 million and $50.0 million of the Revolver borrowings during 2015 and 2016, respectively. As of December 31, 2016, we had no borrowings outstanding on our revolver, and our available borrowing capacity was $276.4 million. The Revolver matures in 2018. Interest on outstanding borrowings is variable, based upon LIBOR or other similar indices in foreign jurisdictions, plus a spread that ranges from 1.25%—1.75%, depending upon our leverage position. We pay a commitment fee on our available borrowing capacity of 0.375%. In the event we borrow more than 90% of our borrowing base, we are subject to a fixed charge coverage ratio covenant.
Variable Rate Term Loan due 2020
In 2013, we borrowed $250.0 million under a Term Loan Credit Agreement (the Term Loan). The Term Loan was secured on a second lien basis by the assets securing the Revolving Credit Agreement due 2018 discussed above and on a first lien basis by the stock of certain of our subsidiaries. The borrowings under the Term Loan were scheduled to mature in 2020 and required quarterly amortization payments of approximately $0.6 million. Interest under the Term Loan was variable, based upon the three-month LIBOR plus an applicable spread. During 2016, we paid off the Term Loan with the net proceeds from the 2026 Notes, and recognized a $2.3 million loss on debt extinguishment for unamortized debt issuance costs associated with the Term Loan.
Senior Subordinated Notes
In October 2016, we completed an offering for €200.0 million ($222.2 million at issuance) aggregate principal amount of 4.125% senior subordinated notes due 2026 (the 2026 Notes). The 2026 Notes are guaranteed on a senior subordinated basis by our current and future domestic subsidiaries. The notes rank equal in right of payment with our senior subordinated notes due 2024, 2023, 2022, and 2019 and with any future subordinated debt, and they are subordinated to all of our senior debt and the senior debt of our subsidiary guarantors, including our Revolver. Interest is payable semiannually on April 15 and October 15 of each year, beginning on April 15, 2017. We paid approximately $3.9 million of fees associated with the issuance of the 2026 Notes, which are being amortized over the life of the 2026 Notes using the effective interest method. We used the net proceeds from the transaction to pay off the variable rate Term Loan due 2020 discussed above.

In June 2014, we issued $200.0 million aggregate principal amount of 5.25% senior subordinated notes due 2024 (the 2024 Notes). The 2024 Notes are guaranteed on a senior subordinated basis by certain of our subsidiaries. The 2024 Notes rank equal in right of payment with our senior subordinated notes due 2026, 2023, 2022, and 2019 and with any future subordinated debt, and they are subordinated to all of our senior debt and the senior debt of our subsidiary guarantors, including our Revolver. Interest is payable semiannually on January 15 and July 15 of each year. We paid approximately $4.2 million of fees associated with the issuance of the 2024 Notes, which are being amortized over the life of the 2024 Notes using the effective interest method. We used the net proceeds from the transaction for general corporate purposes.
In March 2013, we issued €300.0 million ($388.2 million at issuance) aggregate principal amount of 5.5% senior subordinated notes due 2023 (the 2023 Notes). In November 2014, we issued an additional €200.0 million ($247.5 million at issuance) aggregate principal amount of 2023 Notes. The carrying value of the 2023 Notes as of December 31, 2016 is $529.1 million. The 2023 Notes are guaranteed on a senior subordinated basis by certain of our subsidiaries. The notes rank equal in right of payment with our senior subordinated notes due 2026, 2024, 2022, and 2019 and with any future subordinated debt, and they are subordinated to all of our senior debt and the senior debt of our subsidiary guarantors, including our Revolver. Interest is payable semiannually on April 15 and October 15 of each year. We paid $12.7 million of fees associated with the issuance of the 2023 Notes, which are being amortized over the life of the notes using the effective interest method. We used the net proceeds from the transactions to repay amounts outstanding under the revolving credit component of our previously outstanding Senior Secured Facility and for general corporate purposes.
We have outstanding $700.0 million aggregate principal amount of 5.5% senior subordinated notes due 2022 (the 2022 Notes). The 2022 Notes are guaranteed on a senior subordinated basis by certain of our subsidiaries. The 2022 Notes rank equal in right of payment with our senior subordinated notes due 2026, 2024, 2023, and 2019, and with any future subordinated debt, and they are subordinated to all of our senior debt and the senior debt of our subsidiary guarantors, including our Revolver. Interest is payable semiannually on March 1 and September 1 of each year.
We have outstanding $5.2 million aggregate principal amount of our senior subordinated notes due 2019 (the 2019 Notes). The 2019 Notes have a coupon interest rate of 9.25% and an effective interest rate of 9.75%. The interest on the 2019 Notes is payable semiannually on June 15 and December 15. The 2019 notes are guaranteed on a senior subordinated basis by certain of our subsidiaries. The notes rank equal in right of payment with our senior subordinated notes due 2026, 2024, 2023, and 2022, and with any future senior subordinated debt, and are subordinated to all of our senior debt and the senior debt of our subsidiary guarantors, including our Revolver.
The senior subordinated notes due 2019, 2022, 2023, 2024 and 2026 are redeemable currently, after September 1, 2017, April 15, 2018, July 15, 2019, and October 15, 2021, respectively, at the following redemption prices as a percentage of the face amount of the notes:

Senior Subordinated Notes due
2019		2022		2023		2024		2026
Year	Percentage	Year	Percentage	Year	Percentage	Year	Percentage	Year	Percentage
2016	101.542%	2017	102.750%	2018	102.750%	2019	102.625%	2021	102.063%
2017 and thereafter	100.000%	2018	101.833%	2019	101.833%	2020	101.750%	2022	101.375%
		2019	100.917%	2020	100.917%	2021	100.875%	2023	100.688%
		2020 and thereafter	100.000%	2021 and thereafter	100.000%	2022 and thereafter	100.000%	2024 and thereafter	100.000%

Fair Value of Long-Term Debt
The fair value of our senior subordinated notes as of December 31, 2016 was approximately $1,693.2 million based on quoted prices of the debt instruments in inactive markets (Level 2 valuation). This amount represents the fair values of our senior subordinated notes with a carrying value of $1,643.4 million as of December 31, 2016.

Maturities
Maturities on outstanding long-term debt and other borrowings during each of the five years subsequent to December 31, 2016 are as follows (in thousands):

2017	$—
2018	—
2019	5,221
2020	—
2021	—
Thereafter	1,638,227
$1,643,448